Annual Fund Operating Expenses - The Hartford International Opportunities Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%
Total Expenses	1.13%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.13%	[1]
Class C
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%
Total Expenses	1.90%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.90%	[1]
Class I
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total Expenses	0.79%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.79%	[1]
Class R3
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.26%
Total Expenses	1.42%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.42%	[1]
Class R4
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%
Total Expenses	1.11%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	1.11%	[1]
Class R5
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total Expenses	0.81%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.81%	[1]
Class R6
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.05%
Total Expenses	0.71%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.71%	[1]
Class Y
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total Expenses	0.80%
Fee waiver and/or expense reimbursement	0.03%	[1]
Total annual fund operating expenses	0.77%	[1]
Class F
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	none
Other expenses	0.04%
Total Expenses	0.70%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses	0.70%	[1]

[1]	Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class Y as follows: 0.07%. This contractual arrangement will remain in effect until February 28, 2022 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.